Filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended
Securities Act File No. 333-81141

Third Avenue Variable Series Trust

(the “Trust”)

Third Avenue Value Portfolio

(the “Portfolio”)

Supplement dated October 25, 2019 to the Prospectus dated April 30, 2019

At the special meeting of shareholders of the Trust held on October 7, 2019, shareholders elected a new Board of Trustees of the Trust in connection with the transition of the Trust into a shared governance and service provider structure in common with Third Avenue Trust and FundVantage Trust (“FundVantage”) (such shared governance and service provider structure, the “Shared Governance Structure”).  Accordingly, effective October 17, 2019, each of William E. Chapman, Lucinda Franks, Edward J. Kaier, Eric Rakowski, Patrick Reinkemeyer and Charles C. Walden resigned as a trustee of the Trust and each of Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy Wolcott and Stephen M. Wynne (each, a “Trustee” and collectively, the “Trustees” or the “Board”) became a Trustee.  Also, at a Board meeting held on October 17, 2019, the recently elected Trustees appointed new officers, established a nominating and governance committee and approved the following to align all service providers of the Trust to those used by the Shared Governance Structure (except for the Portfolio’s investment adviser): (i) The Bank of New York Mellon (“BNYM”) has assumed all of the duties of Portfolio administrator and Third Avenue Management LLC no longer serves as the Portfolio’s administrator; (ii) Duff & Phelps, LLC provides compliance consulting services and a chief compliance officer for the Portfolio; and (iii) Pepper Hamilton LLP has been appointed as Trust counsel.

Accordingly,  with respect to the Portfolio’s Prospectus, the second sentence in the section titles “The Investment Adviser and Distributor” on page 7 is hereby deleted in its entirety and replaced with the following:

The Adviser manages the Portfolio’s investments and supervises the Portfolio’s daily business affairs, subject to the oversight of the Board of Trustees of Third Avenue Variable Series Trust (the “Trust”)

Additionally, with respect to the Portfolio’s Prospectus, the information in the section titled “Price of Shares” on page 8 is hereby deleted in its entirety and replaced with the following:

The price of a the Portfolio’s shares is based on its NAV. The Portfolio values its assets, based on current market values when such values are available. The NAV per share of the Portfolio is calculated as follows:

The Portfolio’s NAV per share is calculated once daily as of the close of regular trading on the Exchange (typically 4:00 p.m., Eastern time) on each business day (i.e., a day that the Exchange is open for business). The Exchange is generally open on Monday through Friday, except national holidays. The price at which a purchase, redemption or exchange is effected is based on the next calculation of NAV after the order is received in good form by an authorized financial institution or the transfer agent, plus any applicable sales charges.

The Portfolio’s equity securities listed on an exchange market system will generally be valued at the last sale price. Equity securities traded in the over-the-counter market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Prices for equity securities normally are supplied by an independent pricing service approved by the Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. Any assets held by the Portfolio that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that such Portfolio determines the daily NAV per share. Foreign securities may trade on weekends or other days when a Portfolio does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Portfolio. Investments in any mutual fund are valued at their respective NAVs as determined by those mutual funds each business day (which may use fair value pricing as disclosed in their prospectuses).

Securities that do not have a readily available current market value or that have been subject to a significant event occurring between the time of the last sales price and the close of the Exchange are valued in good faith under the direction of the Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to the Adviser the responsibility for applying the valuation methods. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Trust’s Valuation Committee. The Trust’s policy is intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Portfolio’s procedures may not accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market- based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of the Exchange, that materially affect the values of the Portfolio’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, an exchange or market on which a security trades does not open for trading for the entire day and no other market prices are available.

Securities listed on certain non-U.S exchanges that close at a substantially earlier time than the Exchange (such as most European or Asian exchanges) are fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The Portfolio may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Portfolio prices its shares. Significant events may include: (i) a substantial gap between the closing time of a non-U.S. exchange and the close of the Exchange, (ii) events impacting a single issuer, (iii) governmental actions that affect securities in one sector or country, (iv) natural disasters or armed conflict, or (v) significant domestic or foreign market fluctuations. The Board of Trustees has delegated to the Adviser the responsibility for monitoring significant events that may materially affect the values of the Portfolio’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended
Securities Act File No. 333-81141

Third Avenue Variable Series Trust

(the “Trust”)

Third Avenue Value Portfolio

(the “Portfolio”)

Supplement dated October 25, 2019 to the Statement of Additional Information (“SAI”) dated April 30, 2019

At the special meeting of shareholders of the Trust held on October 7, 2019, shareholders elected a new Board of Trustees of the Trust in connection with the transition of the Trust into a shared governance and service provider structure in common with Third Avenue Trust and FundVantage Trust (“FundVantage”) (such shared governance and service provider structure, the “Shared Governance Structure”).  Accordingly, effective October 17, 2019, each of William E. Chapman, Lucinda Franks, Edward J. Kaier, Eric Rakowski, Patrick Reinkemeyer and Charles C. Walden resigned as a trustee of the Trust and each of Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy Wolcott and Stephen M. Wynne (each, a “Trustee” and collectively, the “Trustees” or the “Board”) became a Trustee.  Also, at a Board meeting held on October 17, 2019, the recently elected Trustees appointed new officers, established a nominating and governance committee and approved the following to align all service providers of the Trust to those used by the Shared Governance Structure (except for the Portfolio’s investment adviser): (i) The Bank of New York Mellon (“BNYM”) has assumed all of the duties of Portfolio administrator and Third Avenue Management LLC no longer serves as the Portfolio’s administrator; (ii) Duff & Phelps, LLC provides compliance consulting services and a chief compliance officer for the Portfolio; and (iii) Pepper Hamilton LLP has been appointed as Trust counsel.

Accordingly, with respect to the Portfolio’s SAI, the information in the section titled “Calculation of Net Asset Value” on page 34 is hereby deleted in its entirety and replaced with the following:

PRICING OF SHARES. For the Portfolio, the NAV per share of the Portfolio is determined by dividing the value of the Portfolio’s net assets by the total number of the Portfolio’s shares outstanding. This determination is made by The Bank of New York Mellon, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (typically 4:00 p.m., Eastern Time) each day the Portfolio is open for business. The Portfolio is open for business on days when the Exchange is open for business.

In valuing the Portfolio’s assets, a security listed on an exchange (and not subject to restrictions against sale by the Portfolio on an exchange) will be valued at its last sale price on the exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on multiple exchanges (and not subject to restriction against sale by the Portfolio on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers’ National Market System, for which there have been sales of such securities on such day, shall be valued at the official closing price on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the NASDAQ Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price.

Unlisted securities that are not quoted on the NASDAQ Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale), and foreign securities, will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

Accordingly, with respect to the Portfolio’s SAI, the information under the heading “Management of the Trust” on page 22 through and including the last full paragraph on page 25 is hereby deleted in its entirety and replaced with the following:

MANAGEMENT OF THE TRUST

Board of Trustees of the Trust

Board’s Oversight Role in Management. The Board’s role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Adviser and its affiliates, have responsibility for the day-to-day management of the Portfolio, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board interacts with and receives reports from the Trust’s officers, senior personnel of the Adviser and the Trust’s other service providers. The Board’s audit committee and nominating and governance committee (each of which consists of three Independent Trustees (as defined below)) meets during their scheduled meetings, and between meetings the audit committee chair maintains contact, with the Trust’s independent registered public accounting firm and the Trust’s principal financial officer. The Board also receives periodic presentations from the Trust’s officers, the Adviser and other service providers regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as business continuity, anti-money laundering, personal trading, valuation, credit and investment research. The Board has adopted policies and procedures designed to address certain risks to the Trust. In addition, the Adviser and other service providers to the Trust have adopted a variety of policies, procedures and controls designed to address particular risks to the Portfolio. The Board also receives reports from counsel to the Trust regarding regulatory compliance and governance matters. The Board’s oversight role does not make the Board a guarantor of the Trust’s investments or activities.

Board Composition and Leadership Structure. The 1940 Act requires that at least 40% of the Trust’s Trustees not be “interested persons” (as defined in the 1940 Act) of the Trust and as such are not affiliated with the Adviser (“Independent Trustees”). To rely on certain exemptive rules under the 1940 Act, a majority of the Trust’s Trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the 1940 Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, all of the Trust’s Trustees are Independent Trustees, including the Chairman of the Board. The Board has determined that its leadership structure, in which the Chairman of the Board is not affiliated with management, is appropriate in light of the specific characteristics and circumstances of the Portfolio, including, but not limited to: (i) the services that the Adviser and other service providers provide to the Portfolio and potential conflicts of interest that could arise from these relationships; (ii) the extent to which the day-to-day operations of the portfolios are conducted by the Trust’s officers and employees of the Adviser; and (iii) the Board’s oversight of the Portfolio.

Information about Each Trustee’s Experience, Qualifications, Attributes or Skills. Trustees of the Trust, together with information as to their positions with the Trust, principal occupations and other board memberships for the past five years, are shown below. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. However, the Board believes that Trustees need to have the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee’s educational background; business, professional training or public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. Trust counsel has significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate.

The Board evaluates its performance on an annual basis.  In its annual evaluation of the effectiveness of the Board of Trustees, the Board of Trustees considers the complementary individual skills and experience of the individual Trustees primarily in the broader context of the Board of Trustees’ overall composition so that the Board of Trustees, as a body, possesses the appropriate (and appropriately diverse) skills and experience to oversee the business of the Trust and its portfolios. The summaries set forth below as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board of Trustees or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board of Trustees as a whole than would otherwise be the case.

Several of the Trustees also serve on the boards of other fund complexes. Additional information about each Trustee is included in the table that describes some of the specific experiences, qualifications, attributes or skills that each Trustee possesses which the Board believes has prepared them to be effective Trustees.

Each of the Trustees oversees four mutual funds in the Fund Complex (defined below) that are advised by the Portfolio’s Adviser. The Fund Complex includes three series in the Third Avenue Trust and one  portfolio in the Trust (the “Fund Complex”).

Correspondence intended for any Trustee, or Trust officer who is not a Trustee can be sent to Secretary of Third Avenue Trust, c/o Mr. Vincenzo Scarduzio, Bank of New York Mellon Investment Services (US) Inc., 301 Bellevue Parkway, Wilmington, DE 19809.

Trustees and Officers

The following tables present certain information regarding the Board of Trustees and officers of the Trust. None of the Trustees are an “interested person” of the Trust, the Adviser or Foreside Funds Distributors LLC, the principal underwriter of the Trust (“Underwriter”), within the meaning of the 1940 Act and each Trustee is referred to as an “Independent Trustee” and is listed under such heading below. Employees of certain service providers to the Trust serve as officers of the Trust; such persons are not compensated by the Trust. The address of each Trustee and officer as it relates to the Trust’s business is 301 Bellevue Parkway, 2nd Floor, Wilmington, DE 19809.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee(1)	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES

Robert J. Christian Date of Birth: 2/49	Trustee	Shall serve until death, resignation or removal. Trustee since 2019.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) (investment advisory firm) from 1996 to 2005; Vice President of RSMC from 2005 to 2006.	4	FundVantage (44 portfolios); Optimum Fund Trust (registered investment company with 6 portfolios).

Iqbal Mansur Date of Birth: 6/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2019.	University Professor, Widener University.	4	FundVantage (44 portfolios);

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Funds in Trust Complex Overseen by Trustee(1)	Other Directorships Held by Trustee
Nicholas M. Marsini, Jr. Date of Birth: 8/55	Trustee and Chairman of the Board	Shall serve until death, resignation or removal. Trustee and Chairman since 2019.	Retired since March 2016. President of PNC Bank Delaware from June 2011 to March 2016; Executive Vice President Finance of BNY Mellon from July 2010 to January 2011; Executive Vice President and Chief Financial Officer of PNC Global Investment Servicing from September 1997 to July 2010.	4	FundVantage (44 portfolios); Brinker Capital Destinations Trust (registered investment company with 10 portfolios)

Nancy B. Wolcott Date of Birth: 11/54	Trustee	Shall serve until death, resignation or removal. Trustee since 2019.	Retired since December 2010; Chief Executive Officer of US Funds Services, BNY Mellon Asset Servicing from July 2010 to December 2010; Chief Executive Officer of PNC Global Investment Servicing from March 2008 to July 2010; President, PNC Global Investment Servicing from 2003 to 2008.	4	FundVantage (44 portfolios); Lincoln Variable Insurance Products Trust (registered investment company with 92 portfolios).

Stephen M. Wynne Date of Birth: 1/55	Trustee	Shall serve until death, resignation or removal. Trustee since 2019.	Retired since May 2014; EVP, Head of GFI Client Service Delivery, BNY Mellon from January 2012 to May 2014; EVP, Head of US Funds Services, BNY Mellon from July 2010 to January 2012; President of PNC Global Investment Servicing from 2008 to July 2010; Chief Operating Officer of PNC Global Investment Servicing from 2007 to 2008; Executive Vice President of PFPC Worldwide Inc. from 2006 to 2007.	4	FundVantage (44 portfolios); Copeland Trust (registered investment company with 2 portfolios)

(1) The Fund Complex includes the Portfolio and three series of the Third Avenue Trust (the “Fund Complex”).

Principal Trust Officers

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
W. James Hall III Date of Birth:: 7/1964	Chief Executive Officer and Principal Executive Officer	Shall serve until death, resignation or removal. Officer since 2000.

General Counsel and Secretary (6/00 to Present) (3 funds) and President (12/15 to Present) (3 funds) of Third Avenue Trust; General Counsel and Secretary (9/00 to Present) and President (12/15 to Present) of Third Avenue Variable Series Trust; General Counsel and Secretary (9/00 to Present) of EQSF Advisers, Inc., and its successor, Third Avenue Management LLC; General Counsel and Secretary (6/00 to Present) of Third Avenue Holdings Delaware, LLC; General Counsel and Secretary (5/00 to 1/18) of M.J. Whitman, Inc. and its successor M.J. Whitman LLC; General Counsel and Secretary of certain other funds advised by Third Avenue Management LLC (7/02 to Present).

Michael A. Buono Date of Birth: 5/1967	Principal Financial Officer	Shall serve until death, resignation or removal. Officer since 2006.

Treasurer of Third Avenue Trust (3 funds) and Third Avenue Variable Series Trust (9/17 to Present), and M.J. Whitman LLC and subsidiaries (9/17 to 3/18); Treasurer, Chief Financial Officer (CFO) and Principal Accounting Officer (7/17 to Present) of Third Avenue Management LLC. Formerly, Controller (5/06 to 9/17) (3 funds) and Assistant Treasurer (6/16 to 9/17) (3 funds) of Third Avenue Trust, Third Avenue Variable Series Trust, Third Avenue Management LLC and M.J. Whitman LLC and subsidiaries.

Name and Date of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Joel L. Weiss Date of Birth: 1/63	President	Shall serve until death, resignation or removal. Officer since 2019.	President of JW Fund Management LLC since June 2016; Vice President and Managing Director of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from 1993 to June 2016.

T. Richard Keyes Date of Birth: 1/57	Treasurer	Shall serve until death, resignation or removal. Officer since 2019.	President of TRK Fund Consulting LLC since July 2016; Head of Tax — U.S. Fund Services of BNY Mellon Investment Servicing (US) Inc. and predecessor firms from February 2006 to July 2016.

Gabriella Mercincavage Date of Birth: 6/68	Assistant Treasurer	Shall serve until death, resignation or removal. Officer since 2019.	Fund Administration Consultant since January 2019; Fund Accounting and Tax Compliance Accountant to financial services companies from November 2003 to July 2018.

Vincenzo A. Scarduzio Date of Birth: 4/72	Secretary	Shall serve until death, resignation or removal. Officer since 2019.	Director and Vice President Regulatory Administration of The Bank of New York Mellon and predecessor firms since 2001.

David C. Lebisky Date of Birth: 5/72	Chief Compliance Officer and Anti-Money Laundering Officer	Shall serve until death, resignation or removal. Officer since 2019.

President of Lebisky Compliance Consulting LLC since October 2015; Consultant, Duff & Phelps Compliance Consulting since 2016; Senior Consultant, Freeh Group International Solutions, LLC (a global risk management firm) from 2015 to 2018; Scotia Institutional Investments US, LP, Director of Regulatory Administration from 2010 to 2014.

The Board has two standing committees: the Audit Committee and the Nominating and Governance Committee. The Audit Committee consists of Messrs. Christian, Mansur and Wynne. The Audit Committee is directly responsible for the selection, compensation, retention and oversight of the work of the Trust’s independent auditors. During the fiscal year ended October 31, 2018, the Audit Committee, then comprised of the Trust’s previous Trustees, held six meetings. The Nominating and Governance Committee consists of Messrs. Christian and Mansur and Ms. Wolcott. The Nominating and Governance Committee was formed on October 17, 2019 and is responsible for formulating a statement of corporate governance; assessing the size, structure and composition of the Board of Trustees; determining trustee qualification guidelines as well as compensation, insurance and indemnification of Trustees; identifying Trustee candidates; oversight of Board of Trustees self-evaluations; reviewing certain regulatory and corporate matters of the Trust; and identifying, from time to time, qualified candidates to serve as the CCO for the Trust.  Effective October 17, 2019, the Fair Value Committee was dissolved and a Valuation Committee was established under the Trust’s Fair Value Pricing Procedures. The Valuation Committee is comprised of the Trust’s President, Treasurer, CCO and at least one Trustee and reports to the Board on at least a quarterly basis.

Additionally, the information in the “Administrators; Transfer and Dividend Paying Agent” section on page 31 of the SAI is hereby deleted in its entirety and replaced with the following:

ADMINISTRATOR; TRANSFER AND DIVIDEND PAYING AGENT

The Trust has entered into Transfer Agency Agreement with BNY Mellon Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581-1722, pursuant to which BNY Mellon Investment Servicing (U.S.) will provide certain transfer agency, dividend disbursing and shareholder services to the Portfolio. The Trust has also entered into a Fund Accounting and Administration Agreement with The Bank of New York Mellon, 301 Bellevue Parkway, Wilmington, DE 19809, pursuant to which The Bank of New York Mellon will provide certain accounting and administration services to each Fund.

Prior to October 17, 2019, the Adviser provided certain administrative services to the Trust.  For the fiscal years ended December 31, 2018, 2017, and 2016, the Portfolio paid $32,000 per year in fees to the Adviser for these services. The Adviser paid BNY Mellon an annual sub-administration fee for sub-administration services provided to the Trust equal to $12,732.

Additionally, the information in the “Code of Ethics”  section on page 31 of the SAI is hereby deleted in its entirety and replaced with the following:

In accordance with Rule 17j-1 of the 1940 Act, each of the Trust and the Adviser has adopted a code of ethics (each, a “Code” and together, the “Codes”).

The Codes are intended to prohibit or restrict transactions that may be deemed to create a conflict of interest among the Adviser or the Trust. Each Code identifies the specific employees, officers or other persons who are subject thereto and all are required to abide by the provisions thereunder. Persons covered under the Codes may engage in personal trading for their own accounts, including securities that may also be purchased or held or traded by the Portfolio under certain circumstances.

Under the Code adopted by the Trust, personal trading is subject to specific restrictions, limitations, guidelines and other conditions. Under the Code adopted by the Adviser, personal trading is subject to pre-clearance and other conditions set forth in its Code.

On an annual basis or whenever deemed necessary, the Board of Trustees reviews reports regarding all of the Codes, including information about any material violations of the Codes. The Codes are on public file as exhibits to the Trust’s registration statement with the SEC.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE